Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Perritt MicroCap Opportunities Fund
Account Value [Line Items]
Account Value	$ 16,655	$ 14,167	$ 13,786	$ 16,210	$ 9,877	$ 11,282	$ 12,105	$ 12,863	$ 10,356	$ 9,693	$ 10,000
Bloomberg US Aggregate Equity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Equity Total Return Index
Account Value	$ 32,181	23,362	21,565	26,003	18,001	16,315	14,372	13,498	10,890	10,436	10,000
Bloomberg US Micro Cap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Micro Cap Total Return Index
Account Value	$ 17,024	$ 13,451	$ 16,834	$ 23,550	$ 12,736	$ 11,206	$ 12,426	$ 12,175	$ 9,596	$ 9,587	$ 10,000